Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2016
Summary of Share Option Activity
The following table summarizes the share option activity for the years ended December 31, 2014, 2015 and 2016:

				Weighted
		Weighted	Weighted-	average	Aggregate
		average	average	remaining	intrinsic
	Number of	exercise	grant-date	contractual life	value (in
	share options	price (USD)	fair value (USD)	(years)	thousands)
Outstanding, December 31, 2014	9,940,285	1.88		1.95	3,067
Vested and expected to vest at December 31, 2014	9,642,307	1.86	0.49	1.87	3,057
Exercisable at December 31, 2014	9,129,958	1.81	0.41	1.49	3,042
Granted	561,705	0.88	0.76
Forfeited	(1,494,922)	3.22
Expired	(3,606,304)	1.78
Converted to restricted shares	(80,000)	2.40
Exercised	(3,189,944)	0.25		4.46	556
Outstanding, December 31, 2015	2,130,820	2.13
Vested and expected to vest at December 31, 2015	1,008,645	1.76	0.73	4.62	464
Exercisable at December 31, 2015	1,430,870	2.16	0.86	4.03	406
Granted	-	-	-
Forfeited	(14,375)	3.21
Expired	(182,510)	2.22
Converted to restricted shares	-	-
Exercised	(440,465)	1.81
Outstanding, December 31, 2016	1,493,470	2.65		3.39	6
Vested and expected to vest at December 31, 2016	1,440,923	2.67	0.85	3.24	6
Exercisable at December 31, 2016	1,217,050	2.70	0.84	3.20	6

Schedule of Fair Values of Stock Options Granted
The fair values of stock options granted during the years ended December 31, 2014 and 2015 were estimated using the following assumptions:

Options granted to employees

Years ended December 31,	2014	2015
Risk-free interest rate(1)	0.77% to 1.76%	0.77% to 1.76%
Dividend yield(2)	—	—
Volatility rate(3)	40.07% to 43.3%	40.07% to 43.3%
Expected term (in years)(4)	4.13 to 4.58	4.07 to 5.57

(1)	The risk-free interest rate of periods within the contractual life of the share option is based on the USD denominated China Government Bond yield as at the valuation dates.

(2)	The Company has no history or expectation of paying dividends on its common shares.

(3)	Expected volatility is estimated based on the average of historical volatilities of the comparable companies in the same industry as at the valuation dates.

(4)	The expected term is developed by assuming the share options will be exercised in the middle point between the vesting dates and maturity dates.

Schedule of Recognized Compensation Costs
Total compensation costs recognized for the years ended December 31, 2014, 2015 and 2016 are as follows:

	Years ended December 31,
(In thousands)	2014	2015	2016
Sales and marketing expenses	66	131	98
General and administrative expenses	6,407	6,701	6,267
Research and development expenses	1,171	2,896	2,983
Total	7,644	9,728	9,348

2013 Plan [Member]
Summary of Restricted Shares Activities
A summary of the restricted shares activities under the 2013 Plan for the years ended December 31, 2014, 2015 and 2016 is presented below:

	Number of	Weighted-Average
	restricted	Grant-Date Fair
	shares	Value
Unvested at January 1, 2014	8,095,238
Granted	4,233,558	2.89
Vested	(1,563,222)
Forfeited	(3,564,796)
Unvested at December 31, 2014	7,200,778
Vested and expected to vest at December 31, 2014	6,120,662
Unvested at January 1, 2015	7,200,778
Vested	(2,627,815)
Forfeited	(776,565)
Unvested at December 31, 2015	3,796,398
Vested and expected to vest at December 31, 2015	3,226,939
Unvested at January 1, 2016	3,796,398
Vested	(1,520,760)
Forfeited	(561,103)
Unvested at December 31, 2016	1,714,535
Vested and expected to vest at December 31, 2016	1,457,355

2010 share incentive plan [Member]
Summary of Restricted Shares Activities
A summary of the restricted shares activities under the 2010 Plan for the years ended December 31, 2016 is presented below:

		Weighted-Average
	Number of	Grant-Date Fair
	restricted shares	Value
Unvested at January 1, 2015	1,505,787
Converted from share options	80,000	1.71
Vested	(390,560)
Forfeited	(763,010)
Unvested at December 31, 2015	432,217
Vested and expected to vest at December 31, 2015	367,384
Granted	1,170,000	—
Vested	(274,960)
Forfeited	(384,037)
Unvested at December 31, 2016	943,220
Vested and expected to vest at December 31, 2016	801,737

2014 Plan [Member]
Summary of Restricted Shares Activities
A summary of the restricted shares activities under the 2014 Plan for the years ended December 31, 2015 and 2016 is presented below:

	Number of	Weighted-Average
	restricted	Grant-Date Fair
	shares	Value
Unvested at January 1, 2015	3,896,500
Granted	3,890,500	1.53
Vested	(859,100)
Forfeited	(1,166,500)
Unvested at December 31, 2015	5,761,400
Vested and expected to vest at December 31, 2015	4,897,100
Unvested at January 1, 2016	5,761,400
Granted	6,749,000	—
Vested	(1,262,200)
Forfeited	(971,900)
Unvested at December 31, 2016	10,276,300
Vested and expected to vest at December 31, 2016	8,734,855